Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	352,693,006	[1]
Maximum Aggregate Offering Price	$ 1,622,387,827.6	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 248,387.58
Rule 457(f)	true
Amount of Securities Received | shares	352,693,006
Value of Securities Received, Per Share | $ / shares	4.6
Value of Securities Received	$ 1,622,387,827.6
Fee Note MAOP	$ 1,622,387,827.6
Offering Note
(1) Represents the maximum number of shares of common stock, par value $0.01 per share, of the Registrant (“atai Delaware Common Stock”) that are expected to be outstanding as of the completion of the redomiciliation transaction described in the Registrant’s registration statement on Form S-4 (the "Registration Statement"). The number of shares of atai Delaware Common Stock being registered is based on the sum of (i) 237,648,104 ordinary shares, par value EUR 0.10 per share, of atai Life Sciences N.V. (“atai Ordinary Shares”) issued and outstanding, (ii) up to 105,044,902 atai Ordinary Shares expected to be outstanding as of the completion of the Acquisition (as defined in the registration statement) of Beckley Psytech Limited and (iii) an additional amount of shares to account for potential issuances of atai Ordinary Shares between the date of the Registration Statement and the consummation of the Redomiciliation.
(2) Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of $1,622,387,827.60 of the securities being registered was calculated based on the product of (a) $4.60, the average of the high and low prices per share of atai Ordinary Shares on the Nasdaq Global Market on September 16, 2025, multiplied by (b) 352,693,006 (which represents the maximum number of shares of atai Delaware Common Stock that are expected to be outstanding as of the completion of the redomiciliation transaction, as described in footnote (1) above).

[1]	Represents the maximum number of shares of common stock, par value $0.01 per share, of the Registrant (“atai Delaware Common Stock”) that are expected to be outstanding as of the completion of the redomiciliation transaction described in the Registrant’s registration statement on Form S-4 (the "Registration Statement"). The number of shares of atai Delaware Common Stock being registered is based on the sum of (i) 237,648,104 ordinary shares, par value EUR 0.10 per share, of atai Life Sciences N.V. (“atai Ordinary Shares”) issued and outstanding, (ii) up to 105,044,902 atai Ordinary Shares expected to be outstanding as of the completion of the Acquisition (as defined in the registration statement) of Beckley Psytech Limited and (iii) an additional amount of shares to account for potential issuances of atai Ordinary Shares between the date of the Registration Statement and the consummation of the Redomiciliation.
[2]	Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of $1,622,387,827.60 of the securities being registered was calculated based on the product of (a) $4.60, the average of the high and low prices per share of atai Ordinary Shares on the Nasdaq Global Market on September 16, 2025, multiplied by (b) 352,693,006 (which represents the maximum number of shares of atai Delaware Common Stock that are expected to be outstanding as of the completion of the redomiciliation transaction, as described in footnote (1) above).